32. Operating Costs and Expenses (Details 1) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
DisclosureOfElectricityPurchasedForResaleLineItems [Line Items]
Electricity purchased for resale	R$ 6,361,178	R$ 6,165,450	R$ 4,685,604
Purchase of Energy in the Regulated Environment - CCEAR
DisclosureOfElectricityPurchasedForResaleLineItems [Line Items]
Electricity purchased for resale	2,599,345	2,693,976	3,219,900
Electric Energy Trade Chamber - CCEE
DisclosureOfElectricityPurchasedForResaleLineItems [Line Items]
Electricity purchased for resale	1,850,021	1,766,091	535,656
Itaipu Binacional
DisclosureOfElectricityPurchasedForResaleLineItems [Line Items]
Electricity purchased for resale	1,272,177	1,117,957	1,089,804
Bilateral contracts
DisclosureOfElectricityPurchasedForResaleLineItems [Line Items]
Electricity purchased for resale	928,741	766,803	20,006
Program for incentive to alternative energy sources - Proinfa
DisclosureOfElectricityPurchasedForResaleLineItems [Line Items]
Electricity purchased for resale	228,295	217,646	242,910
Micro and mini generators and repurchase of customers
DisclosureOfElectricityPurchasedForResaleLineItems [Line Items]
Electricity purchased for resale	12,373	3,892	561
PIS/Pasep/Cofins taxes on electricity purchased for resale
DisclosureOfElectricityPurchasedForResaleLineItems [Line Items]
Electricity purchased for resale	R$ (529,774)	R$ (400,915)	R$ (423,233)